Components of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Apr. 28, 2018	Apr. 29, 2017
Deferred tax assets:
Accrued liabilities	$ 70,891	$ 110,029
Insurance liability	4,830	7,973
Loss and credit carryovers	43,704	31,221
Lease transactions	93	7,131
Pension and post-retirement healthcare	340	581
Stock-based compensation	2,237	3,182
Other	1,542	1,379
Gross deferred tax assets	123,637	161,496
Valuation allowance	(45,861)	(7,644)
Net deferred tax assets	77,776	153,852
Deferred tax liabilities:
Prepaid expenses	(2,779)	(4,670)
Goodwill and intangible asset amortization	(65,910)	(140,270)
Inventory	(1,440)	(2,608)
Investment in Barnes & Noble.com	(53,304)	(78,756)
Depreciation	(6,387)	(13,680)
Gross deferred tax liabilities	(129,820)	(239,984)
Net deferred tax liabilities	$ (52,044)	$ (86,132)